Net (Loss) Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Net (Loss) Earnings Per Share
Schedule of earnings per share, weighted average number of common shares issued and outstanding by GSH

	March 31, 2023	March 31, 2022
Numerator
Net (loss) income	$(204,504,328)	$17,017,928
Denominator
Weighted-average number of common shares outstanding - basic	37,575,074	37,347,350
Effect of dilutive securities	—	—
Weighted-average number of common shares outstanding - diluted	37,575,074	37,347,350
Net (loss) earnings per common share:
Basic	$(5.44)	$0.46
Diluted	$(5.44)	$0.46

	2022	2021	2020
Numerator
Net Income	$69,489,294	$62,413,011	$38,976,374
Denominator
Weighted-average number of common shares outstanding – basic	100,000	100,000	100,000
Effect of dilutive securities	2,960	—	—
Weighted–average number of common shares outstanding - diluted	102,960	100,000	100,000

Basic earnings per share	$694.89	$624.13	$389.76
Diluted earnings per share	$674.92	$624.13	$389.76

Summary of potentially dilutive outstanding securities

	March 31, 2023	March 31, 2022
Stock warrants	1,867,368	1,867,368
Private placement warrants	2,966,664	—
Public warrants	8,625,000	—
Stock options	899,295	944,262
Convertible notes	8,000,000	—
Total anti-dilutive features	22,358,327	2,811,630

	December 31, 2022	December 31, 2021	December 31, 2020
Warrants	3,090	—	—
Stock Options	1,376	—	—
Total anti-dilutive features	4,466	—	—